UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.):        [  ] is a restatement.
                                           [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Kynikos Associates LP
Address:   20 West 55th Street, 8th Floor
           New York, NY 10019


Form 13F File Number:  28-14443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian F. Nichols
Title:     Chief Financial Officer
Phone:     (212) 649-0200


Signature, Place, and Date of Signing:

  /s/  Brian F. Nichols            New York, New York       February 14, 2012
--------------------------        --------------------     -------------------
       [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                             --------------
Form 13F Information Table Entry Total:            28
                                             --------------
Form 13F Information Table Value Total:         $124,735
                                             --------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

             Column 1                Column 2       Column 3  Column 4       Column 5       Column 6   Column 7   Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                     TITLE OF                   VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
          NAME OF ISSUER              CLASS           CUSIP   (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGER   SOLE  SHARED  NONE
ABERCROMBIE & FITCH CO                 CL A       002896207      2,559   52,400   SH             SOLE            52,400
ACTIVISION BLIZZARD INC                COM        00507V109      4,275  347,000   SH             SOLE           347,000
AMAZON COM INC                         COM        023135106      6,491   37,500   SH             SOLE            37,500
AMERICAN CAPITAL AGENCY CORP           COM        02503X105      2,637   93,900   SH             SOLE            93,900
APACHE CORP                            COM        037411105      5,924   65,400   SH             SOLE            65,400
BOEING CO                              COM        097023105      4,225   57,600   SH             SOLE            57,600
BP PLC                            SPONSORED ADR   055622104      5,578  130,500   SH             SOLE           130,500
CITIGROUP INC                        COM NEW      172967424      4,488  170,600   SH             SOLE           170,600
DEERE & CO                             COM        244199105      5,202   67,250   SH             SOLE            67,250
DEUTSCHE BANK AG                    NAMEN AKT     D18190898      3,382   88,500   SH             SOLE            88,500
INVESCO MORTGAGE CAPITAL INC           COM        46131B100      2,438  173,500   SH             SOLE           173,500
ISHARES TR                        MSCI SMALL CAP  464288273      2,086   60,000   SH             SOLE            60,000
ISHARES TR                        MSCI EMERG MKT  464287234      3,183   83,900   SH             SOLE            83,900
ISHARES TR                         RUSSELL 2000   464287655      8,186  111,000   SH             SOLE           111,000
ISHARES TR                        S&P EURO PLUS   464287861      3,037   90,000   SH             SOLE            90,000
JPMORGAN CHASE & CO                    COM        46625H100      4,828  145,200   SH             SOLE           145,200
KKR & CO L P DEL                    COM UNITS     48248M102      4,176  325,500   SH             SOLE           325,500
LIBERTY MEDIA CORPORATION         LIB CAP COM A   530322106      4,137   53,000   SH             SOLE            53,000
MACYS INC                              COM        55616P104      3,126   97,150   SH             SOLE            97,150
RACKSPACE HOSTING INC                  COM        750086100      6,340  147,400   SH             SOLE           147,400
ROYAL BK SCOTLAND GROUP PLC      SPONS ADR 20 ORD 780097689      3,398  533,400   SH             SOLE           533,400
SPDR S&P 500 ETF TR                  TR UNIT      78462F103      3,213   25,600   SH             SOLE            25,600
SPDR INDEX SHS FDS                S&P CHINA ETF   78463X400      4,430   71,100   SH             SOLE            71,100
SPDR INDEX SHS FDS                S&P EMKTSC ETF  78463X756      1,132   30,000   SH             SOLE            30,000
SPDR S&P MIDCAP 400 ETF TR        UTSER1 S&PDCRP  78467Y107     13,461   84,400   SH             SOLE            84,400
VANGUARD INTL EQUITY INDEX F     MSCI EMR MKT ETF 922042858      1,146   30,000   SH             SOLE            30,000
VISTEON CORP                         COM NEW      92839U206      5,518  110,500   SH             SOLE           110,500
VMWARE INC                           CL A COM     928563402      6,139   73,800   SH             SOLE            73,800